Consolidated Statements of Changes in Shareholders’ Equity (Deficiency) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Opening Balance at Mar. 31, 2015	$ 5,883,903	$ 0	$ 65,840	$ 12,076,569	$ (6,300,655)	$ 42,149
Opening Balance (in shares) at Mar. 31, 2015		1	65,839,563
Shares issued on private placement	4,556,818	$ 0	$ 6,568	4,550,250	0	0
Shares issued on private placement (in shares)		0	6,568,750
Shares to be issued for services	169,700	$ 0	$ 117	169,583	0	0
Shares to be issued for services (in shares)		0	117,471
Cashless exercise of warrants (Note 2)	0	$ 0	$ 46	(46)	0	0
Cashless exercise of warrants (Note 2) (in shares)		0	45,508
Share compensation expense	1,495,837	$ 0	$ 20	1,495,817	0	0
Share compensation expense (in shares)		0	20,000
Net income (loss) for the year (Note 2)	(6,706,407)	$ 0	$ 0	0	(6,706,407)	0
Closing Balance at Mar. 31, 2016	5,399,851	$ 0	$ 72,591	18,292,173	(13,007,062)	42,149
Closing Balance (in shares) at Mar. 31, 2016		1	72,591,292
Shares issued to acquire IMT	23,177,000	$ 0	$ 23,650	23,153,350	0	0
Shares issued to acquire IMT (in shares)		0	23,650,000
Stock compensation acquired	2,582,890	$ 0	$ 0	2,582,890	0	0
Options exercised	18,166	$ 0	$ 110	18,056	0	0
Options exercised (in shares)		0	110,096
Cashless exercise of warrants (Note 2)	0	$ 0	$ 51	(51)	0	0
Cashless exercise of warrants (Note 2) (in shares)		0	51,249
Warrant exercised	40,195	$ 0	$ 175	40,020	0	0
Warrant exercised (in shares)		0	174,759
Share compensation expense	1,001,950	$ 0	$ 217	1,001,733	0	0
Share compensation expense (in shares)		0	217,047
Net income (loss) for the year (Note 2)	(8,069,402)	$ 0	$ 0	0	(8,069,402)	0
Closing Balance at Mar. 31, 2017	$ 24,150,650	$ 0	$ 96,794	$ 45,088,171	$ (21,076,464)	$ 42,149
Closing Balance (in shares) at Mar. 31, 2017		1	96,794,443